April 16, 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Wells Fargo Funds Trust (the "Trust")
      File Numbers: 333-164932 / 811-09253

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus/proxy statement that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus/proxy statement contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 1 to Registration Statement No. 333-164932/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on April 1, 2010.

If you have any questions or would like further information, please call me at (617) 210-3681.

Very truly yours,

/s/ Kate Mohrfeld

Kate Mohrfeld